Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ 10,167	$ 12,429	$ (2,015)
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of taxes on income (tax benefit) of $73, $(36) and $0, respectively	1,160	(887)	104
Losses (gains) reclassified into net income (loss)	(271)	480	(34)
Net change	889	(407)	70
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, taxes on income (tax benefit) of $8, $(7) and $0, respectively	132	(230)	436
Losses (gains) reclassified into net income (loss)	(30)	92	(394)
Net change	102	(138)	42
Foreign currency translation adjustment	90	6	271
Total other comprehensive income (loss), net of tax	1,081	(539)	383
Comprehensive income (loss)	$ 11,248	$ 11,890	$ (1,632)